SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Nov. 10, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	$ 302,538	$ 108,249	$ 65,702	$ 127,816	$ 1,106,142	$ 13,352
Intangible asset	786,296	731,375	139,000
Accrued expenses	$ 385,895	$ 129,978	(791)		$ 26,305
Loans from shareholder			(4,217)
Total identifiable net assets			199,694
Noncontrolling interest in Oak			(60,694)
CURE’s interest in Oak			$ 139,000